SHORT-TERM AND LONG-TERM DEBT (Details)	1 Months Ended																			3 Months Ended	6 Months Ended			12 Months Ended
	Oct. 31, 2016 USD ($)	Nov. 30, 2015 USD ($) subsidiary carrier	Jul. 31, 2015 USD ($) subsidiary carrier	Jun. 30, 2015 vessel subsidiary	Dec. 31, 2014 vessel subsidiary	Nov. 30, 2014 USD ($) containership subsidiary	Sep. 30, 2014 USD ($) subsidiary	Aug. 31, 2014 USD ($) vessel subsidiary	Jun. 30, 2014 vessel subsidiary	Mar. 31, 2014	Jan. 31, 2013 USD ($) $ / shares Rate	Nov. 30, 2012 USD ($) vessel subsidiary	Oct. 31, 2012	May 31, 2011 USD ($) vessel subsidiary	Mar. 31, 2011 USD ($) vessel subsidiary	Nov. 30, 2010 USD ($) vessel subsidiary	Mar. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Mar. 31, 2008 USD ($) vessel subsidiary	Mar. 31, 2014 shares	Jun. 30, 2017 NOK vessel Rate	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) containership	Dec. 31, 2016 NOK vessel carrier Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2017 USD ($) vessel $ / shares Rate	Jun. 22, 2017 NOK	Dec. 31, 2016 USD ($) vessel carrier Rate	Nov. 30, 2016 USD ($)	Oct. 05, 2016 USD ($) $ / shares Rate shares	Feb. 29, 2016 vessel	Mar. 19, 2014 NOK Rate	Oct. 19, 2012 NOK Rate
Debt Instrument [Line Items]
Long-term debt																											$ 1,694,603,000
Debt, Long-term and Short-term, Combined Amount																											1,694,603,000		$ 1,580,006,000
Deferred Finance Costs, Noncurrent, Net																											(23,011,000)		(27,132,000)
Less : current portion of long-term debt																											(487,859,000)		(174,900,000)
Total long-term debt, non-current portion																											1,183,733,000		$ 1,377,974,000
Long-term Debt, by Maturity [Abstract]
2017																											87,727,000
2018																											463,783,000
2019																											267,444,000
2020																											231,931,000
2021																											457,412,000
Thereafter																											186,306,000
Long-term debt																											$ 1,694,603,000
Weighted average interest rate (in hundredths) | Rate																					4.56%			4.20%			4.56%		4.20%
Three month dollar LIBOR rate (in hundredths) | Rate																					1.29917%			0.9979%			1.29917%		0.9979%
Three month Norwegian kroner NIBOR rate (in hundredths) | Rate																					0.83%			1.17%			0.83%		1.17%
Equity component of convertible bond issuance, net																						$ 0	$ 0		$ (3,966,000)
Number of offshore supply vessels | vessel																					5						5
Assets accounted for as direct financing leases and leased to related parties | vessel																					14			14			14		14
Deep Sea [Member]
Long-term Debt, by Maturity [Abstract]
Number of offshore supply vessels | vessel					5
Assets accounted for as direct financing leases and leased to related parties | vessel																					1			1			1		1			1
US$ 49 million secured term loan and revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount																			$ 49,000,000								$ 0		$ 0
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																			2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																			2
Term of Loan																			10 years
Amount available to draw																											20,000,000
US$ 43 million secured term loan facility (February 2010) [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount																		$ 42,600,000									22,000,000		23,400,000
Term of Loan																		5 years
US$ 43 million secured term loan facility (March 2010) [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount																	$ 42,600,000										22,000,000		23,400,000
Term of Loan																	5 years
US$ 54 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount																$ 53,700,000											28,300,000		30,200,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary																2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																2
Term of Loan																8 years
US$ 75 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount															$ 75,400,000												41,900,000		44,900,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary															3
Number of new vessels acquired that were partly funded by secured term loan facility | vessel															3
Term of Loan															8 years
US$ 171 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount														$ 171,000,000													104,000,000		110,100,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary														8
Number of new vessels acquired that were partly funded by secured term loan facility | vessel														7
Term of Loan														10 years
US Dollar 53.2 Million Secured Term Loan Facility [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount												$ 53,200,000															33,300,000		35,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary												2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel												2
Term of Loan												5 years
US Dollar 45 million Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt																											36,000,000		36,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											36,000,000		36,000,000
Principle debt amount																											45,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary									7
Number of new vessels acquired that were partly funded by secured term loan facility | vessel									7
Term of Loan									5 years
Book value of assets pledged under ship mortgages																											1,914,000,000		2,009,000,000
US dollar 250 million secured revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																											178,900,000		40,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											178,900,000		40,000,000
Principle debt amount																											250,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary				17
Number of new vessels acquired that were partly funded by secured term loan facility | vessel				17
Term of Loan				3 years
Amount available to draw																											0
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt																											17,482,000		65,445,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											17,482,000		65,445,000
Principle debt amount | NOK																					NOK 146,000,000			NOK 565,000,000										NOK 600,000,000
Notice of redemption (in days)													30 days
Redemption price of debt (in hundredths) | Rate																																		100.50%
Amount of debt repurchased | NOK																								454,000,000
NOK 600 Million Senior Unsecured Floating Rate Bonds Due 2017 (USD) [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount																											$ 17,500,000		65,400,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount											$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage | Rate											3.25%
Debt Instrument Convertible Bond Period											10 days
Conversion price (in dollars per share) | $ / shares											$ 21.945																$ 13.5535
Premium of conversion price to share price | Rate											33.00%
Common shares loaned to affiliate | shares																				6,060,606
Related party share loan fee											$ 1,000,000
Equity component of convertible bond issuance, net																										$ 20,700,000
Amortization of deferred charges																						600,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt																											$ 184,202,000		184,202,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											184,202,000		184,202,000
Principal amounts purchased and canceled																						165,800,000
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt																											90,764,000		87,801,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											90,764,000		87,801,000
Principle debt amount | NOK																					758,000,000			758,000,000									NOK 900,000,000
Notice of redemption (in days)										30 days
Redemption price of debt (in hundredths) | Rate																																	100.50%
Amount of debt repurchased | NOK																					NOK 142,000,000
NOK 900 million senior unsecured floating rate bonds due 2019 (USD) [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount																											90,800,000		87,800,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt																											225,000,000		225,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											$ 225,000,000		225,000,000
Principle debt amount																															$ 225,000,000
Debt Instrument, Interest Rate, Stated Percentage																					5.75%						5.75%				5.75%
Conversion price (in dollars per share) | $ / shares																											$ 16.7983				$ 17.7747
Related party share loan fee																														$ 80,000	$ 120,000
Equity component of convertible bond issuance, net	$ 4,600,000
Amortization of deferred charges																						$ 500,000
conversion rate of convertible debt | Rate																					5953.36%						5953.36%				5625.96%
Denomination of unsecured corporate bond																															$ 1,000
Minimum dividend per share before convertible debt rate is adjusted | $ / shares																															$ 0.225
Own-share Lending Arrangement, Shares, Outstanding | shares																															8,000,000
NOK500million senior unsecured floating rate bonds due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt																											$ 59,871,000		0
Long-term Debt, by Maturity [Abstract]
Long-term debt																											59,871,000		0
Principle debt amount | NOK																					NOK 500,000,000			NOK 0				NOK 500,000,000
NOK500million senior unsecured floating rate bonds due 2020 [USD EQUIVALENT] [Member]
Long-term Debt, by Maturity [Abstract]
Principle debt amount																											59,900,000		0
USD denominated floating rate debt (libor plus margin) due through 2026 [Member]
Debt Instrument [Line Items]
Long-term debt																											1,117,284,000		1,017,558,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											1,117,284,000		1,017,558,000
Floating Rate Debt [Member] | US Dollar 45 million Secured Term Loan Facility [Member]
Long-term Debt, by Maturity [Abstract]
Line of Credit Facility, Remaining Borrowing Capacity																											9,000,000
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																											54,700,000		54,700,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											54,700,000		54,700,000
Principle debt amount								$ 101,400,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary								6
Number of offshore supply vessels | vessel								6
Debt term								5 years
Floating Rate Debt [Member] | US dollar 20 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																											20,000,000		20,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											20,000,000		20,000,000
Principle debt amount							$ 20,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary							2
Debt term							5 years
Number of container vessels | containership																							2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (September 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																											105,200,000		109,400,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											105,200,000		109,400,000
Principle debt amount							$ 127,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary							2
Debt term							7 years
Number of container vessels | containership																							2
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (November 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																											108,400,000		112,600,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											108,400,000		112,600,000
Principle debt amount						$ 127,500,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary					2	2
Debt term					8 years	7 years
Number of container vessels | containership						2
Floating Rate Debt [Member] | US dollar 39 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																											30,300,000		31,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											$ 30,300,000		31,500,000
Principle debt amount																													$ 39,000,000
Number of drybulk carriers | carrier																								2					2
Floating Rate Debt [Member] | US dollar 250 million secured revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Number Of Vessels Sold | vessel																					7						7
Floating Rate Debt [Member] | US dollar 166 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																											$ 138,700,000		$ 145,600,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											138,700,000		145,600,000
Principle debt amount			$ 166,400,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary			8
Debt term			7 years
Number of vessels against which loan was secured | carrier			8
Floating Rate Debt [Member] | US dollar 210 million secured term loan facility (Maersk) [Member]
Debt Instrument [Line Items]
Long-term debt																											193,600,000		200,200,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																											$ 193,600,000		$ 200,200,000
Principle debt amount		$ 210,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiary		3
Debt term		5 years
Number of vessels against which loan was secured | carrier		3